Fair Value Measurement (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
FAIR VALUE MEASUREMENT [Abstract]
Cash equivalents	$ 10,388	$ 178,059
Investments in financial instruments	$ 2,827	$ 51,720